Cover	Aug. 13, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 13, 2020
Entity Registrant Name	AmerisourceBergen Corp
Entity Central Index Key	0001140859
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6671
Entity Tax Identification Number	23-3079390
Entity Address, Address Line One	1300 Morris Drive
Entity Address, City or Town	Chesterbrook,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087-5594
City Area Code	610
Local Phone Number	727-7000
Title of 12(b) Security	Common stock
Trading Symbol	ABC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false